Pension and Post-Retirement and Post-Employment Benefits - Changes in Fair Value of Financial Instruments Classified in Level 3 (Details) - Level 3 [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Change in plan assets
Fair value of plan assets, beginning of year	$ 2,315	$ 1,937
Realized and unrealized gains	214	128
Purchases	351	336
Sales and disbursements	(111)	(86)
Fair value of plan assets, end of year	$ 2,769	$ 2,315